STOCKHOLDERS' EQUITY - Common Stock Shares (Details)					3 Months Ended	15 Months Ended
	Mar. 25, 2021 USD ($) shares	Jan. 15, 2021 shares	Jan. 11, 2021 USD ($) shares	Mar. 19, 2019 shares	Mar. 31, 2021 USD ($)	Mar. 19, 2019 shares	Sep. 30, 2021 Vote $ / shares shares	Apr. 12, 2021 $ / shares	Dec. 31, 2020 $ / shares shares
Class of Stock [Line Items]
Common shares, shares authorized				100,000		100,000
Issuance of 5,750,000 common shares to initial stockholders (in shares)				88,235		0
Aldel Financial Inc.
Class of Stock [Line Items]
Common shares, shares authorized									10,000,000
Common shares, par value | $ / shares									$ 0.0001
Common shares, shares issued									0
Common shares, shares outstanding									0
Purchase price for issue of units | $					$ 25,000
Consideration received | $	$ 0
Founder Shares | Aldel Financial Inc.
Class of Stock [Line Items]
Common shares, shares outstanding	2,875,000
Issuance of 5,750,000 common shares to initial stockholders (in shares)	5,750,000		5,750,000
Purchase price for issue of units | $			$ 25,000
Consideration received | $	$ 0
Sponsor | Founder Shares | Aldel Financial Inc.
Class of Stock [Line Items]
Common shares, shares outstanding	2,200,000
Issuance of 5,750,000 common shares to initial stockholders (in shares)			4,675,000
Number of shares transferred		175,000
Number of shares held (in shares)		4,500,000
FGSP | Founder Shares | Aldel Financial Inc.
Class of Stock [Line Items]
Common shares, shares outstanding	500,000
Issuance of 5,750,000 common shares to initial stockholders (in shares)			1,075,000
Class A Common Stock | Aldel Financial Inc.
Class of Stock [Line Items]
Common shares, shares authorized							380,000,000		380,000,000
Common shares, par value | $ / shares							$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote							1
Common shares, shares issued							572,500		0
Common shares, shares outstanding							572,500		0
Shares subject to possible redemption							11,500,000		0
Class B Common Stock | Aldel Financial Inc.
Class of Stock [Line Items]
Common shares, shares authorized							20,000,000		20,000,000
Common shares, par value | $ / shares							$ 0.0001		$ 0.0001
Common shares, shares issued							2,875,000		2,875,000
Common shares, shares outstanding							2,875,000		2,875,000
Class B Common Stock | Founder Shares | Aldel Financial Inc.
Class of Stock [Line Items]
Common shares, shares outstanding	2,875,000
Issuance of 5,750,000 common shares to initial stockholders (in shares)	5,750,000		5,750,000
Purchase price for issue of units | $			$ 25,000
Class B Common Stock | Sponsor | Founder Shares | Aldel Financial Inc.
Class of Stock [Line Items]
Common shares, shares outstanding	2,200,000
Issuance of 5,750,000 common shares to initial stockholders (in shares)			4,675,000
Number of shares transferred		175,000
Number of shares held (in shares)		4,500,000
Number of shares forfeited	2,300,000
Class B Common Stock | FGSP | Founder Shares | Aldel Financial Inc.
Class of Stock [Line Items]
Common shares, shares outstanding	500,000
Issuance of 5,750,000 common shares to initial stockholders (in shares)			1,075,000
Number of shares forfeited	575,000
Common stock subject to redemption | Aldel Financial Inc.
Class of Stock [Line Items]
Shares subject to possible redemption							11,500,000